Loans and financings (Details Narrative) - USD ($) $ in Thousands			12 Months Ended
	Dec. 29, 2025	Apr. 08, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	May 23, 2025	May 13, 2025
IfrsStatementLineItems [Line Items]
Net income (loss) for the year			$ 223,144	$ (187,407)	$ (291,810)
Nexa Recursos Minerais [Member]
IfrsStatementLineItems [Line Items]
Debenture issuance amount		$ 500,000
Note agreement term		12 years
Annual interest rate		6.60%					5.35%
Disbursement amount		$ 527,911
Principal amount	$ 90,000	504,979					$ 40,000
Outstanding accrued interest	1,080	6,977					1,070
Outstanding premium		15,046
Bonds repurchase agent fees		909
Debt issueance costs		1,905
Net income (loss) for the year		17,860
Repayment of loan	$ 60,000
Outstanding principal balance			$ 30,550
Nexa Recursos Minerais [Member] | B R L [Member]
IfrsStatementLineItems [Line Items]
Principal amount							$ 223,700
Nexa Resources S A 2027 Notes [Member]
IfrsStatementLineItems [Line Items]
Outstanding principal amount		215,496				$ 215,496
Nexa Resources S A 2028 Notes [Member]
IfrsStatementLineItems [Line Items]
Outstanding principal amount		289,483				$ 289,483
Outstanding principal amount, transaction		$ 111,018